Segment Information (Details)	6 Months Ended
Jun. 30, 2025 Segment
Segment Information [Abstract]
CODM, Description	Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	chief operating decision maker
Operating segments	2